LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
June 30, 1998


ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

1,616,099 qualified shares                   (Cost  $10,280,503)  $11,829,848
  234,880 non-qualified shares               (Cost  $1,911,073)    $1,719,325


Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)

   98,386 qualified shares                   (Cost  $1,052,780)    $1,516,135
   18,195 non-qualified shares               (Cost  $210,635)        $280,388

Delaware Group Decatur Fund, Inc.

  737,661 qualified shares                   (Cost  $9,409,409)   $16,007,240
  199,651 non-qualified shares               (Cost  $2,357,101)    $4,332,425

Windsor Fund

  771,419 qualified shares                   (Cost  $9,442,115)   $14,356,100
   93,558 non-qualified shares               (Cost  $1,296,555)    $1,741,116

Dreyfus Third Century Fund

  909,292 qualified shares                   (Cost  $4,200,242)   $11,293,396
   27,760 non-qualified shares               (Cost  $156,954)        $344,776

Windsor Fund B

  240,356 qualified shares                   (Cost  $4,065,149)    $4,473,035
  100,574 non-qualified shares               (Cost  $1,617,276)    $1,871,685

CIGNA High Yield Fund, Inc.

   49,750 qualified shares                   (Cost  $529,965)        $500,488
  129,469 non-qualified shares               (Cost  $1,239,229)    $1,302,464

Total Assets                                                      $71,568,421


CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

  702,500 qualified accumulation           ($16.8396408 per unit) $11,829,848
          units outstanding
  126,461 non-qualified accumulation       ($13.5956950 per unit)  $1,719,325
          units outstanding


Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)

  172,993 qualified accumulation            ($8.7641426 per unit)  $1,516,135
          units outstanding
   32,672 non-qualified accumulation        ($8.5819082 per unit)    $280,388
          units outstanding

Delaware Group Decatur Fund, Inc.

  575,042 qualified accumulation           ($27.8366446 per unit) $16,007,240
          units outstanding
  159,974 non-qualified accumulation       ($27.0820576 per unit)  $4,332,425
          units outstanding

Windsor Fund

  681,879 qualified accumulation           ($21.0537348 per unit) $14,356,100
          units outstanding
   93,494 non-qualified accumulation       ($18.6227523 per unit)  $1,741,116
          units outstanding

Dreyfus Third Century Fund

  416,248 qualified accumulation           ($27.1314131 per unit) $11,293,396
          units outstanding
   14,409 non-qualified accumulation       ($23.9278171 per unit)    $344,776
          units outstanding

Windsor Fund B

  184,319 qualified accumulation           ($24.2678993 per unit)  $4,473,035
          units outstanding
   76,393 non-qualified accumulation       ($24.5007459 per unit)  $1,871,685
          units outstanding

CIGNA High Yield Fund, Inc.

   68,220 qualified accumulation           ($7.3363818 per unit)     $500,488
          units outstanding
  174,846 non-qualified accumulation       ($7.4492062 per unit)   $1,302,464
          units outstanding

Contract Owners' Equity                                           $71,568,421


  The accompanying notes are an integral part of these financial statements



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
Period Ended June 30, 1998



                                                 Seligman          Seligman
                                                Growth Fund      Growth Fund
                                                   Inc.              Inc.
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                      $        0       $        0

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                           49,997            7,170

Investment income - net                           (49,997)          (7,170)


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                 0                0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       366,135          27,934
Cost of shares sold                                307,984          24,345

Net realized gain (loss) on investments             58,151           3,589

Net unrealized gain (loss) on investments        1,994,165         290,317

Net realized and unrealized gain on investments  2,052,316         293,906

Net Increase in Net Assets
from Investment Operations                       2,002,319         286,736


                                               Oppenheimer      Oppenheimer
                                                 Multiple          Multiple
                                            Strategies Fund   Strategies Fund
                                                 (formerly        (formerly
                                               Oppenheimer)      Oppenheimer)
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                  $        25,013     $      4,732

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                              6,719           1,285

Investment income - net                              18,294           3,447


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         71,521          20,929
Cost of shares sold                                  68,826          19,665

Net realized gain (loss) on investments               2,695           1,264

Net unrealized gain (loss) on investments            80,696          14,787

Net realized and unrealized gain on investments      83,391          16,051

Net Increase in Net Assets
from Investment Operations                          101,685          19,498



                                                  Delaware          Delaware
                                                    Group            Group
                                                   Decatur          Decatur
                                                 Fund, Inc.        Fund, Inc.
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                $          177,326     $     49,586

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                             70,261           19,620

Investment income - net                             107,065           29,966


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                    0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         411,060         332,434
Cost of shares sold                                  401,642         316,333

Net realized gain (loss) on investments                9,418          16,101

Net unrealized gain (loss) on investments          1,145,401         306,604

Net realized and unrealized gain on investments    1,154,819         322,705

Net Increase in Net Assets
from Investment Operations                         1,261,884         352,671



                                                    Windsor          Windsor
                                                     Fund              Fund
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                    $       91,908    $      11,163

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                             68,648            7,608

Investment income - net                              23,260            3,555


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                    0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       1,678,982           7,608
Cost of shares sold                                1,583,129           6,987

Net realized gain (loss) on investments               95,853             621

Net unrealized gain (loss) on investments          1,285,254         151,606

Net realized and unrealized gain on investments    1,381,107         152,227

Net Increase in Net Assets
from Investment Operations                         1,404,367         155,782



                                                   Dreyfus          Dreyfus
                                               Third Century    Third Century
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                    $          0       $        0

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                           47,134            1,423

Investment income - net                           (47,134)          (1,423)


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                 0                0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      282,339            1,851
Cost of shares sold                               259,035            1,636

Net realized gain (loss) on investments            23,304              215

Net unrealized gain (loss) on investments       1,741,432           52,992

Net realized and unrealized gain on investments 1,764,736           53,207

Net Increase in Net Assets
from Investment Operations                      1,717,602           51,784



                                                  Windsor          Windsor
                                                   Fund B            Fund B
                                                 Qualified      Non-Qualified

Investment Income:
Dividends                                 $       28,603        $    11,995

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                          20,669              8,314

Investment income - net                            7,934              3,681


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                0                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     451,942             49,677
Cost of shares sold                              380,011             43,427

Net realized gain (loss) on investments           71,931              6,250

Net unrealized gain (loss) on investments        384,853            162,332

Net realized and unrealized gain on investments  456,784            168,582

Net Increase in Net Assets
from Investment Operations                       464,718            172,263



                                                 CIGNA High        CIGNA High
                                           Yield Fund, Inc.   Yield Fund, Inc.
                                                Qualified      Non-Qualified

Investment Income:
Dividends                                 $      21,696         $    50,367

Expenses:
Mortality risk and expense fees guarantees
(Note 3)                                          2,231               4,960

Investment income - net                          19,465              45,407


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions               0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     34,989               3,126
Cost of shares sold                              34,353               3,144

Net realized gain (loss) on investments             636                 (18)

Net unrealized gain (loss) on investments        (5,435)            (17,411)

Net realized and unrealized gain on investments  (4,799)            (17,429)

Net Increase in Net Assets
from Investment Operations                       14,666              27,978

The accompanying notes are an integral part of these financial statements



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Period Ended June 30, 1998



                                                  Seligman          Seligman
                                                 Growth Fund      Growth Fund
                                                    Inc.              Inc.
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                              ($49,997)        ($7,170)
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments              58,151           3,589
Net unrealized gain (loss) on investment          1,994,165         290,317

Net increase (decrease) in net assets from
investment operations                              2,002,319         286,736


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                 6,751               0
Net contract surrenders and transfers
out (Note 3)                                       (226,295)        (10,265)
Benefit payments to annuitants                      (76,564)        (10,498)

Net increase from accumulation unit transaction    (296,108)        (20,763)

Net Increase (Decrease) in Net Assets            $1,706,211        $265,973
Net Assets:
Net assets at December 31, 1997                  10,123,637       1,453,352

Net assets at June 30, 1998                     $11,829,848      $1,719,325



                                                  Multiple         Multiple
                                                 Strategies        Strategies
                                                    Fund              Fund
                                                 (formerly         (formerly
                                               Oppenheimer )    Oppenheimer )

Investment Operations:
Investment income-net                             $18,294          $3,447
Realized capital gain distributions                     0               0
Net realized gain (loss) on investments             2,695           1,264
Net unrealized gain (loss) on investment           80,696          14,787

Net increase (decrease) in net assets from
investment operations                             101,685          19,498


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                               1,160               0
Net contract surrenders and
transfers out (Note 3)                            (56,373)           (186)
Benefit payments to annuitants                     (3,731)        (19,458)

Net increase from accumulation unit transaction   (58,944)        (19,644)

Net Increase (Decrease) in Net Assets             $42,741           ($146)
Net Assets:
Net assets at December 31, 1997                 1,473,394         280,534

Net assets at June 30, 1998                    $1,516,135        $280,388



                                                  Delaware          Delaware
                                                    Group            Group
                                                  Decatur          Decatur
                                                Fund, Inc.        Fund, Inc.
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $107,065         $29,966
Realized capital gain distributions                        0               0
Net realized gain (loss) on investments                9,418          16,101
Net unrealized gain (loss) on investments          1,145,401         306,604

Net increase (decrease) in net assets from
investment operations                              1,261,884         352,671


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                 98,278               0
Net contract surrenders and
transfers out (Note 3)                              (319,850)       (277,874)
Benefit payments to annuitants                       (41,937)        (34,940)

Net increase from accumulation unit transaction     (263,509)       (312,814)

Net Increase (Decrease) in Net Assets               $998,375         $39,857
Net Assets:
Net assets at December 31, 1997                   15,008,865       4,292,568

Net assets at June 30, 1998                      $16,007,240      $4,332,425



                                                    Windsor          Windsor
                                                     Fund              Fund
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $23,260          $3,555
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments              95,853             621
Net unrealized gain (loss) on investments         1,285,254         151,606

Net increase (decrease) in net assets from
investment operations                             1,404,367         155,782


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                               110,899               0
Net contract surrenders and
transfers out (Note 3)                           (1,401,363)              0
Benefit payments to annuitants                      (88,699)              0

Net increase from accumulation unit transaction  (1,379,163)              0

Net Increase (Decrease) in Net Assets               $25,204        $155,782
Net Assets:
Net assets at December 31, 1997                  14,330,896       1,585,334

Net assets at June 30, 1998                     $14,356,100      $1,741,116



                                                   Dreyfus          Dreyfus
                                               Third Century    Third Century
                                                Qualified      Non-Qualified

Investment Operations:
Investment income-net                             ($47,134)        ($1,423)
Realized capital gain distributions                      0               0
Net realized gain (loss) on investments             23,304             215
Net unrealized gain (loss) on investments        1,741,432          52,992

Net increase (decrease) in net assets from
investment operations                            1,717,602          51,784


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                3,039               0
Net contract surrenders and
transfers out (Note 3)                            (187,418)              0
Benefit payments to annuitants                     (10,646)           (429)

Net increase from accumulation unit transaction   (195,025)           (429)

Net Increase (Decrease) in Net Assets           $1,522,577         $51,355
Net Assets:
Net assets at December 31, 1997                  9,770,819         293,421

Net assets at June 30, 1998                    $11,293,396        $344,776



                                                   Windsor          Windsor
                                                   Fund B            Fund B
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                                $7,934          $3,681
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments              71,931           6,250
Net unrealized gain (loss) on investments           384,853         162,332

Net increase (decrease) in net assets from
investment operations                               464,718         172,263


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                66,152               0
Net contract surrenders and
transfers out (Note 3)                             (442,925)        (40,164)
Benefit payments to annuitants                       (1,512)         (1,199)

Net increase (decrease) from accumulation
unit transaction                                   (378,285)        (41,363)

Net Increase (Decrease) in Net Assets               $86,433        $130,900
Net Assets:
Net assets at December 31, 1997                   4,386,602       1,740,785

Net assets at June 30, 1998                      $4,473,035      $1,871,685



                                               CIGNA High        CIGNA High
                                           Yield Fund, Inc.   Yield Fund, Inc.
                                              Non-Qualified    Non-Qualified

Investment Operations:
Investment income-net                               $19,465         $45,407
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments                 636             (18)
Net unrealized gain (loss) on investments            (5,435)        (17,411)

Net increase (decrease) in net assets from
investment operations                                14,666          27,978


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                     0         323,340
Net contract surrenders and
transfers out (Note 3)                              (32,758)         (1,102)
Benefit payments to annuitants                            0               0

Net increase from accumulation unit transaction     (32,758)        322,238

Net Increase (Decrease) in Net Assets              ($18,092)       $350,216
Net Assets:
Net assets at December 31, 1997                     518,580         952,248

Net assets at June 30, 1998                        $500,488      $1,302,464


Year Ended December 31, 1997


                                                 Seligman          Seligman
                                                Growth Fund      Growth Fund
                                                   Inc.              Inc.
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                              ($88,850)       ($12,696)
Realized capital gain distributions               1,187,359         169,266
Net realized gain (loss) on investments              81,816          13,687
Net unrealized gain (loss) on investments           375,448          47,572

Net increase (decrease) in net assets from
investments operations                            1,555,773         217,829


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                13,012               0
Net contract surrenders and
transfers out (Note 3)                             (728,383)        (70,004)
Benefit payments to annuitants                      (39,997)        (18,945)

Net increase (Decrease) from accumulation
unit transactions                                  (755,368)        (88,949)

Net Increase (Decrease) in Net Assets              $800,405        $128,880
Net Assets:
Net assets at December 31, 1996                   9,323,232       1,324,472

Net assets at December 31, 1997                 $10,123,637      $1,453,352



                                                  Multiple         Multiple
                                                 Strategies        Strategies
                                                    Fund              Fund
                                                 (formerly         (formerly
                                                Oppenheimer )    Oppenheimer )

Investment Operations:
Investment income-net                               $43,282          $8,165
Realized capital gain distributions                 217,823          36,783
Net realized gain (loss) on investments             157,369             820
Net unrealized gain (loss) on investments           (19,955)          5,688

Net increase (decrease) in net assets from
investment operations                               398,519          51,456


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                 4,780               0
Net contract surrenders and
transfers out (Note 3)                             (535,348)              0
Benefit payments to annuitants                       (6,927)         (7,428)

Net increase (decrease) from accumulation
unit transactions                                  (537,495)         (7,428)

Net Increase (Decrease) in Net Assets             ($138,976)        $44,028
Net Assets:
Net assets at December 31, 1996                   1,612,370         236,506

Net assets at December 31, 1997                  $1,473,394        $280,534



                                                  Delaware          Delaware
                                                    Group            Group
                                                   Decatur          Decatur
                                                 Fund, Inc.        Fund, Inc.
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                                $837,463        $237,932
Realized capital gain distributions                 1,413,813         404,241
Net realized gain (loss) on investments               122,855          18,742
Net unrealized gain (loss) on investments           1,122,353         321,660

Net increase (decrease) in net assets from
investment operations                               3,496,484         982,575


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                124,184               0
Net contract surrenders and
transfers out (Note 3)                            (1,220,653)       (225,262)
Benefit payments to annuitants                       (58,819)        (60,234)

Net increase (decrease) from accumulation
unit transactions                                 (1,155,288)       (285,496)

Net Increase (Decrease) in Net Assets             $2,341,196        $697,079
Net Assets:
Net assets at December 31, 1996                   12,667,669       3,595,489

Net assets at December 31, 1997                  $15,008,865      $4,292,568



                                                  Windsor          Windsor
                                                   Fund              Fund
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $727,599         $79,504
Realized capital gain distributions                1,448,303         160,034
Net realized gain (loss) on investments              552,562           5,905
Net unrealized gain (loss) on investments             19,955          21,529

Net increase (decrease) in net assets from
investment operations                              2,748,419         266,972


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                219,230          66,991
Net contract surrenders and
transfers out (Note 3)                            (1,916,725)        (58,760)
Benefit payments to annuitants                       (94,819)              0

Net increase (decrease) from accumulation
unit transactions                                 (1,792,314)          8,231

Net Increase (Decrease) in Net Assets               $956,105        $275,203
Net Assets:
Net assets at December 31, 1996                   13,374,791       1,310,131

Net assets at December 31, 1997                  $14,330,896      $1,585,334



                                                  Dreyfus          Dreyfus
                                               Third Century    Third Century
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $158,149          $4,677
Realized capital gain distributions                  549,264          16,216
Net realized gain (loss) on investments               92,057           2,549
Net unrealized gain (loss) on investments          1,429,978          42,261

Net increase (decrease) in net assets from
investment operations                              2,229,448          65,703


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                              19,625           4,612
Net contract surrenders and transfers out
(Note 3)                                            (605,093)        (22,476)
Benefit payments to annuitants                       (29,242)           (744)

Net increase (decrease) from accumulation
unit transactions                                   (614,710)        (18,608)

Net Increase (Decrease) in Net Assets             $1,614,738         $47,095
Net Assets:
Net assets at December 31, 1996                    8,156,081         246,326

Net assets at December 31, 1997                   $9,770,819        $293,421



                                                  Windsor          Windsor
                                                  Fund B            Fund B
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                               $228,221         $87,765
Realized capital gain distributions                  457,654         175,744
Net realized gain (loss) on investments               16,888           6,332
Net unrealized gain (loss) on investments             94,029          39,594

Net increase (decrease) in net assets from
investment operations                                796,792         309,435


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                              39,318               0
Net contract surrenders and transfers out
(Note 3)                                            (373,799)        (84,585)
Benefit payments to annuitants                        (2,701)         (2,183)

Net increase (decrease) from accumulation
unit transactions                                   (337,182)        (86,768)

Net Increase (Decrease) in Net Assets               $459,610        $222,667
Net Assets:
Net assets at December 31, 1996                    3,926,992       1,518,118

Net assets at December 31, 1997                   $4,386,602      $1,740,785



                                                CIGNA High        CIGNA High
                                           Yield Fund, Inc.   Yield Fund, Inc.
                                              Non-Qualified    Non-Qualified

Investment Operations:
Investment income-net                             $44,726         $96,939
Realized capital gain distributions                     0               0
Net realized gain (loss) on investments            (1,641)         28,812
Net unrealized gain (loss) on investments          17,632           3,957

Net increase (decrease) in net assets from
investment operations                              60,717         129,708


Accumulation Unit Transactions:
Net contract considerations and transfers in
(Note 3)                                                0               0
Net contract surrenders and transfers out
(Note 3)                                         (366,223)       (512,728)
Benefit payments to annuitants                          0               0

Net increase (decrease) from accumulation
unit transactions                                (366,223)       (512,728)

Net Increase (Decrease) in Net Assets           ($305,506)      ($383,020)
Net Assets:
Net assets at December 31, 1996                   824,086       1,335,268

Net assets at December 31, 1997                  $518,580        $952,248


The accompanying notes are an integral part of these financial statements



                  LIFE INSURANCE COMPANY OF NORTH AMERICA

                            SEPARATE ACCOUNT A

                       NOTES TO FINANCIAL STATEMENTS
                               June 30, 1998


Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values.
The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).


Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.


Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the significant accounting policies of the Separate Account: (a) the market value investments is based on closing bid prices (net asset value) at June 30, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the period ended June 30, 1998 were $609,619 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the period ended June 30, 1998 were as follows:

          Transfers between Separate
           Account A subdivisions             $634,777

          Transfers from the General
            Account                           $737,937

          Transfers to the General
            Account                           $466,391

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended June 30, 1998, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1998, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7.  Accumulation unit transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during 1998, and units outstanding at June 30, 1998 were as follows:



                                              Seligman       Seligman
                                             Growth Fund    Growth Fund
                                                 Inc.           Inc.
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           720,560        128,134

Units purchased and transfers in                     401              0

Benefits, surrenders and transfers out           (18,461)        (1,673)

Units outstanding at June 30, 1998               702,500        126,461



                                             Oppenheimer    Oppenheimer
                                                 Fund           Fund
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           179,887         34,996

Units purchased and transfers in                     815              0

Benefits, surrenders and transfers out            (7,709)        (2,324)

Units outstanding at June 30, 1998               172,993         32,672



                                               Delaware       Delaware
                                                Group          Group
                                               Decatur        Decatur
                                              Fund, Inc.     Fund, Inc.
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           584,884        171,929

Units purchased and transfers in                   1,055              0

Benefits, surrenders and transfers out           (10,897)       (11,955)

Units outstanding at June 30, 1998               575,042        159,974



                                               Windsor        Windsor
                                                 Fund           Fund
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           747,640         93,494

Units purchased and transfers in                  12,820              0

Benefits, surrenders and transfers out           (78,581)             0

Units outstanding at June 30, 1998               681,879         93,494



                                               Dreyfus        Dreyfus
                                             Third Century  Third Century
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           423,700         14,428

Units purchased and transfers in                   1,784              0

Benefits, surrenders and transfers out            (9,236)           (19)

Units outstanding at June 30, 1998               416,248         14,409



                                               Windsor        Windsor
                                                Fund B         Fund B
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997           198,377         78,031

Units purchased and transfers in                   2,712              0

Benefits, surrenders and transfers out           (16,770)        (1,638)

Units outstanding at June 30, 1998               184,319         76,393



                                              CIGNA High     CIGNA High
                                             Yield Fund, IncYield Fund, Inc.
                                              Qualified     Non-Qualified


Units outstanding at December 31, 1997            72,762        131,589

Units purchased and transfers in                       0         43,257

Benefits, surrenders and transfers out            (4,542)             0

Units outstanding at June 30, 1998                68,220        174,846



The accumulation units for eleven of the subdivisions include units units applicable to contract owners who are "on benefit annuitants." At June 30, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                             Accumulation    Aggregate
                                                Units          Value

Seligman Growth Fund, Inc. Qualified ........     29,689       $499,952
Seligman Growth Fund, Inc. Non-Qualified ....     15,278       $207,715
Oppenheimer Fund Qualified ..................      5,127        $44,934
Oppenheimer Fund Non-Qualified ..............     10,586        $90,848
Delaware Group Decatur Fund, Inc. Qualified .     30,081       $837,354
Delaware Group Decatur Fund, Inc. Non-Qualifi     33,406       $904,703
Windsor Fund Qualified ......................     51,197     $1,077,888
Dreyfus Third Century Qualified .............     10,407       $282,357
Dreyfus Third Century Non-Qualified .........        458        $10,959
Windsor Fund B Qualified ....................      1,439        $34,922
Windsor Fund B Non-Qualified ................      1,486        $36,408



                                               Monthly        Annuity
                                             Annuity Units   Unit Value

Seligman Growth Fund, Inc. Qualified ........      1,197      6.5038535
Seligman Growth Fund, Inc. Non-Qualified ....        969      5.2520546
Oppenheimer Fund Qualified ..................        245      3.4002912
Oppenheimer Fund Non-Qualified ..............        198      3.3306742
Delaware Group Decatur Fund, Inc. Qualified .        860     10.8365298
Delaware Group Decatur Fund, Inc. Non-Qualifi        700     10.4721742
Windsor Fund Qualified ......................      1,300      8.1709087
Dreyfus Third Century Qualified .............        458      5.5502954
Dreyfus Third Century Non-Qualified .........         19      5.4906994
Windsor Fund B Qualified ....................        108      3.2943668
Windsor Fund B Non-Qualified ................        103      2.0895494